UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Emerging Sovereign Group LLC
Address: 520 Madison Avenue
         41st Floor
         New York, New York  10022

13F File Number:  028-13702

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Kevin Kenny, Jr.
Title:     Authorized Signatory
Phone:     (212) 984-5761

Signature, Place, and Date of Signing:

 /s/    J. Kevin Kenny, Jr.     New York, NY     August 09, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $387,651 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAIDU INC                      SPON ADR REP A   056752108    41537   361252 SH       SOLE    NONE           361252        0        0
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202     9022  1779444 SH       SOLE    NONE          1779444        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    76104  1268400 SH       SOLE    NONE          1268400        0        0
GOOGLE INC                     CL A             38259P508    55832    96250 SH       SOLE    NONE            96250        0        0
HISOFT TECHNOLOGY INTL LTD     SPONSORED ADR    43358R108    32532  2270170 SH       SOLE    NONE          2270170        0        0
MASTERCARD INC                 CL A             57636Q104    19790    46012 SH       SOLE    NONE            46012        0        0
NIELSEN HOLDINGS N V           COM              N63218106    13663   521100 SH       SOLE    NONE           521100        0        0
PRICELINE COM INC              COM NEW          741503403    11299    17004 SH       SOLE    NONE            17004        0        0
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106    13978   521968 SH       SOLE    NONE           521968        0        0
SINA CORP                      ORD              G81477104    15822   305392 SH       SOLE    NONE           305392        0        0
VISA INC                       COM CL A         92826C839    47219   381935 SH       SOLE    NONE           381935        0        0
WYNN RESORTS LTD               COM              983134107    17049   164376 SH       SOLE    NONE           164376        0        0
YANDEX N V                     SHS CLASS A      N97284108    33804  1774472 SH       SOLE    NONE          1774472        0        0